Loans Receivable and Allowance for Loan Losses (Composition of Loans Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 477,229	$ 458,329
Percent of Loans	100.00%	100.00%
Deferred fees (net)	(519)	(422)
Total loans receivable	476,710	457,907
Allowance for loan losses	(5,502)	(5,458)	(5,616)	(5,453)
Net loans receivable	471,208	452,449
Residential Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	150,043	148,148
Percent of Loans	31.40%	32.30%
Commercial Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	274,484	262,476
Percent of Loans	57.50%	57.30%
Construction Real Estate Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	13,435	11,087
Percent of Loans	2.80%	2.40%
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	25,113	22,684
Percent of Loans	5.30%	5.00%
Consumer Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross	$ 14,154	$ 13,934
Percent of Loans	3.00%	3.00%